Cash and Cash Equivalents and Restricted Cash	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and Cash Equivalents and Restricted Cash
4.	Cash and Cash Equivalents and Restricted Cash:

The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the consolidated statements of cash flows:

	December 31, 2022	December 31, 2021
Cash and cash equivalents	26,027	41,496
Restricted cash	1,650	1,180
Restricted cash, non-current	4,800	2,950
Cash and cash equivalents and restricted cash	32,477	45,626

Restricted cash as of December 31, 2022 includes $2,000 of minimum liquidity requirements as per the June 2022 Piraeus Bank Loan Facility (Note 7), $1,300 of minimum liquidity requirements as per the October 2022 Danish Ship Finance Loan Facility, $500 of minimum liquidity requirements as per the August 2021 Alpha Bank Loan Facility (Note 7), $500 of minimum liquidity requirements as per the June 2022 Alpha Bank Loan Facility (Note 7), $500 of minimum liquidity requirements as per the December 2022 Alpha Bank Loan Facility (Note 7), $1,600 of minimum liquidity requirement as per the Championship Cargill Sale and Leaseback (Note 7) and $50 of restricted deposits pledged as collateral regarding credit cards balances with one of the Company’s financial institutions. Minimum liquidity, not legally restricted, as of December 31, 2022, of $10,700 as per the Company’s credit facilities’ covenants, is included in “Cash and cash equivalents”.

Restricted cash as of December 31, 2021 includes $850 of minimum liquidity requirements as per the Piraeus Bank Loan Facility (Note 7), $500 of minimum liquidity requirements as per the February 2019 ATB Loan Facility (Note 7), $500 of minimum liquidity requirements as per the August 2021 Alpha Bank Loan Facility (Note 7), $1,600 of minimum liquidity requirement as per the Championship Cargill Sale and Leaseback (Note 7), $630 in a dry-docking reserve account as per the February 2019 ATB Loan Facility and $50 of restricted deposits pledged as collateral regarding credit cards balances with one of the Company’s financial institutions. The restricted cash amount that relates to the February 2019 ATB Loan Facility was classified as current due to the fact that the respective facility was repayable within the year ending December 31, 2022 (Note 7). Minimum liquidity, not legally restricted, as of December 31, 2021, of $7,100 as per the Company’s credit facilities’ covenants, is included in “Cash and cash equivalents”.